Expense Example {- Fidelity Sustainable Multi-Asset Fund} - NF_05.31 Fidelity Sustainable Multi-Asset Fund AMCIZ PRO -01 - Fidelity Sustainable Multi-Asset Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund: Class A
Expense Example:
1 year	$ 640
3 years	782
Fidelity Advisor Sustainable Multi-Asset Fund: Class M
Expense Example:
1 year	441
3 years	638
Fidelity Advisor Sustainable Multi-Asset Fund: Class C
Expense Example:
1 year	145
3 years	455
Fidelity Advisor Sustainable Multi-Asset Fund: Class I
Expense Example:
1 year	43
3 years	$ 140